Revenue	6 Months Ended
Jun. 30, 2024
Revenue [Abstract]
REVENUE

NOTE 5 – REVENUE:

	For six months ended June 30,
	2024	2023
Breakdown of revenue by geography
Israel	3,613	1,260
Europe	242	78
Asia	943	1,015
USA	558	623
Other	-	120
	5,356	3,096

Revenue by product group:
In-Ear Headset systems	3,389	2,143
SST Headset systems	1,655	678
Other	312	275
	5,356	3,096

The Company operates in one operation segment. The Company’s chief operating decision-maker (the chief executive officer of the Company) evaluates performance, makes operating decisions and allocates resources based on financial data, consistent with the presentation in the accompanying financial statements. The chief operating decision-maker oversees revenue, gross profit and operating income.